FIRST INVESTORS CASH MANAGEMENT FUND
FIRST INVESTORS CASH MANAGEMENT FUND
Investment Objective:
The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 183 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-56 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FIRST INVESTORS CASH MANAGEMENT FUND	CLASS A		CLASS B	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	4.00%	none
[1]	A contingent deferred sales charge of 1% may be assessed on certain redemptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FIRST INVESTORS CASH MANAGEMENT FUND	CLASS A	CLASS B	Institutional Class
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	none	0.75%	none
Other Expenses	0.58%	0.47%	0.17%
Total Annual Fund Operating Expenses	1.08%	1.72%	0.67%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FIRST INVESTORS CASH MANAGEMENT FUND - USD ($)	1 year	3 years	5 years	10 years
CLASS A	110	343	595	1,317
CLASS B	575	842	1,133	1,861
Institutional Class	68	214	373	835

You would pay the following expenses on Class B shares if you did not redeem your shares:
Expense Example No Redemption	1 year	3 years	5 years	10 years
FIRST INVESTORS CASH MANAGEMENT FUND | CLASS B | USD ($)	175	542	933	1,861

Principal Investment Strategies:
The Fund invests primarily in high-quality money market instruments that are determined by the Fund’s investment adviser, Foresters Investment Management Company, Inc., to present minimal credit risk, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

In buying and selling securities, the Fund will consider its own credit analysis as well as ratings assigned by ratings services.

Principal Risks:
You could lose money by investing in the Fund.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide support to the Fund at any time.  There is no guarantee that the Fund will meet its investment objective.  The Fund is intended for investors who:

■          Are seeking income, and

■          Are seeking a conservative investment that provides a high degree of credit quality.

Here are the principal risks of investing in the Fund:

Credit Risk.  There is a risk that the value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.

Interest Rate Risk.  Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates.  When interest rates rise, the market values of money market instruments generally decline.  This could cause the Fund’s NAV to decline below $1.00 per share.  As of the date of this prospectus, interest rates are near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates.

Liquidity Risk.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

Market Risk.  The prices of the money market instruments held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, interest rate fluctuations, and those events directly involving the issuers.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Regulatory Risk.  In 2014, the SEC adopted amendments to the money market fund rules.  The amendments may require changes to the Fund’s investment strategies and operations and/or may negatively affect the Fund’s expenses, liquidity, yield and return potential.

Yield Risk.  The yields received by the Fund on its investments will generally decline as interest rates decline.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows the Fund’s average annual returns for 1, 5, and 10 years.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.forestersfinancial.comor by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 1.14% (for the quarter ended September 30, 2007) and the lowest quarterly return was 0.00% (for each quarter ended since December 31, 2009).
Average Annual Total Returns For Periods Ended December 31, 2015
Average Annual Returns - FIRST INVESTORS CASH MANAGEMENT FUND	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*	[1]
CLASS A	none	none	1.08%
CLASS B	(4.00%)	(0.40%)	0.83%
Institutional Class	none			none
[1]	The average annual total returns shown for Institutional Class shares are for the period since its commencement on 4/1/13.